Subsequent Events - Acquisition of ThisWorks - Additional Information (Details) - CAD ($) $ in Thousands	May 22, 2019	Mar. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Consideration paid in cash		$ 397,372
ThisWorks | Major Business Combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of voting equity interests acquired	100.00%
Consideration paid in cash	$ 73,800